AVAILABLE FOR SALE INVESTMENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 2,574,546	$ 3,388,906
Other Chilean securities [Member]
Disclosure of financial assets [line items]
Total	27,673	918,488
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Total	284,072	726,944
Time deposits in Chilean financial institutions [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Total	2,361	891,320
Mortgage finance bonds of Chilean financial institutions [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Total	22,312	25,488
Foreign Central Banks and Government securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Total	132,822	387,146
Other foreign financial instruments [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Total	151,250	339,798
Other Instruments Issued in The Country [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Total	3,000	1,680
Chilean Central Bank & Government Securities [Member]
Disclosure of financial assets [line items]
Total	2,262,801	1,743,474
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
Total	816,331	468,386
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
Total	330,952	1,222,283
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member]
Disclosure of financial assets [line items]
Total	$ 1,115,518	$ 52,805